Nature of Business and Significant Events	12 Months Ended
Dec. 31, 2024
Nature of Business and Significant Events [Abstract]
Nature of business and significant events
1.	Nature of business and significant events

Betterware de México, S.A.P.I. de C.V. (“Betterware or BWM”) and its subsidiaries are hereinafter jointly referred to as the “Group” or the “Company”. The Group’s object is the direct-to-consumer selling, which operates through two business segments: the home organization products (“Betterware segment” or “BWM segment”) and the beauty and personal care products (B&PC) (“Jafra segment or JAFRA”). The Betterware’s segment is divided in seven categories of the home organization: (i) Kitchen and food preservation, (ii) Home solutions, (iii) Bedroom, (iv) Bathroom, (v) Laundry & Cleaning (vi) Tech & mobility and (vii) wellness. The Jafra segment is divided in four categories of the beauty and personal care: (i) fragrance, (ii) color (cosmetics), (iii) skin care and (iv) toiletries. The Group’s business segments products are sold in twelve catalogs published throughout the year. The Group operates mainly in Mexico and the United States. The Group’s address, registered as its office and primary place of business, is Gdl-Ameca-Huaxtla Km-5, El Arenal, Jalisco, México, and Zip Code 45350. The holding entity of Betterware is Campalier, S.A. de C.V. (“Campalier”).

Significant events and transactions –

2024

a)	Sale Jafra’s land and building:

The Group, through subsidiary (Distribuidora Venus, S.A. de C.V.), (which is part of Jafra’s companies in Mexico), entered into two contracts for the sale: 1) “Las Flores” land and 2) “San Ángel” land and building in March and August 2024, respectively. The sales price for these transactions was Ps.402,200, and as a result, the company recognized a loss in the income statement as other expenses of Ps.529,722. See Note 10.

Of the sales price was collected, Ps.156,500; the remaining Ps.245,700 will be collected semiannually without interest, maturing in 2027. Was recognized an addition loss Ps.34,078 at the moment that was determining the fair value of the long-term receivable.

b)	Assets held for sale:

Jafra México classified the O’Farril as assets held for sale in accordance with the accounting policy “non-current assets held for sale.” The Company recognized an impairment loss of Ps.166,581 recognized in administrative expenses based on the use given to land.

2023

c)	Long-term debt and bond issuances:

➢	On July 5, 2023, Betterware signed an agreement with BBVA to acquire a simple line of credit for Ps.1,500,000.

➢	On July 7, 2023, Betterware successfully concluded the third and fourth bond issuance offering for a total of Ps.813,974, with 4 and 7-year maturities, offerings in the Mexican Market.

➢	As of July 10, 2023, the debt for the syndicated loan used for the acquisition of Jafra in 2022, amounted to Ps.3,248,695. Betterware settled the debt of the syndicated loan using the Ps.1,500,000 of the credit line with BBVA and the import issuance of bonds net of issuance costs per placement, that is, the net amount of Ps.810,197, the remainder of the credit was settled with drawdowns of short-term credit lines and the cash available on hand at that date (see note 16).

➢	On September 12, 2023, Betterware signed an agreement with HSBC to acquire a simple line of credit for Ps.950,000.

2022

d)	On January 18, 2022, the Company entered into an agreement to acquire 100% of Jafra in Mexico and the United States, along with its “Jafra” trademarks, for a total cash consideration of Ps.5,044,371 (see note 11).

Jafra is a global leading brand in direct sales in the Beauty and Personal Care (B&PC) industry with a strong presence in Mexico and the United States with independent leaders and consultants who sell its unique products. In addition, Jafra provides the opportunity to the Company to expand its geographic presence in the United States, enhancing its international focus on the North American market.

On March 24, 2022, the Federal Economic Competition Commission (“COFECE”) approved the Jafra Acquisition, which was concluded on April 7, 2022. The necessary funds to pay the purchase price under the Jafra Acquisition were obtained from a long-term loan of Ps.4,498,695 (see note 16), plus the available cash resources from the Company.

e)	On March 28, 2022, the Ordinary General Assembly of Shareholders of GurúComm, S.A.P.I., approved the retirement of Betterware as its shareholder. Consequently, we were reimbursed for 55,514 subscribed and paid shares, and 37,693 subscribed and unpaid shares were cancelled. Betterware withdrew its investment because the business was not growing according to our expectations, and the return on investment would take more years than anticipated. The effect on profit and loss of this transaction was a loss of Ps.16,610.

f)	On November 18, 2022, the Ordinary General Assembly of Shareholders of Innova Catálogos, S.A. de C.V. approved the retirement of Betterware as a shareholder. Consequently, we were reimbursed for and canceled 238 subscribed and paid shares. Betterware withdrew its investment because the business was not growing according to our expectations, and the return on investment would take more years than anticipated. The effect on profit and loss of this transaction was a loss of Ps.5,252.